SCHEDULE OF ANTI-DILUTIVE IMPACT ON NET LOSSES (Details) - shares	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	361,781	3,741,331		448,031		3,569,455
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	125,531	696,955	[1]	125,531	[2]	611,017	[2]
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	236,250			322,500
Common Shares issuable upon Conversion of Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		234,376				148,438
Common Shares issuable upon Conversion of Series A Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,500,000				1,500,000
Common Shares issuable upon Conversion of Series B Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,310,000				1,310,000

[1]	Does not include Representative warrants issued to underwriter for 51,000, which are not exercisable until March 1, 2025.
[2]	Does not include Representative warrants issued to underwriter for 51,000, which are not exercisable until March 1, 2025.